BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Aug. 21, 2017	Dec. 31, 2016	Dec. 31, 2006
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized	300,000,000		300,000,000
Common stock, shares issued	5,206,174		823,278
Common stock, shares outstanding	5,206,174		823,278
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	10,000,000			10,000,000
Preferred stock, shares issued	998,333			715,517
Preferred stock, shares outstanding	998,333
Series B Preferred Stock
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	800,000	800,000	800,000
Preferred stock, shares issued	800,000		0
Preferred stock, shares outstanding	800,000		0
Series C Preferred Stock
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	810,000	810,000	810,000
Preferred stock, shares issued	180,000		0
Preferred stock, shares outstanding	180,000		0
Series D Preferred Stock
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	20,000		20,000
Preferred stock, shares issued	20,000		0
Preferred stock, shares outstanding	18,333		0